License and Collaboration Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Research and Development [Abstract]
License and Collaboration Agreements
12. License and Collaboration Agreements
2017 License and Collaboration Agreement with Roche
In April 2017, the Company entered into a license and collaboration agreement with Roche (the “2017 Roche Agreement”) to allow Roche to use the Company’s Cell Squeeze technology to enable gene editing of immune cells to discover new targets in cancer immunotherapy. The 2017 Roche Agreement includes several licenses granted by Roche to the Company and by the Company to Roche in order to conduct a specified research program in accordance with a specified research plan. The 2017 Roche Agreement has a term that ends upon the earlier to occur of (i) the completion of all work under the research plan or (ii) two years after the effective date of the agreement. The collaboration term is subject to Roche’s right to extend the collaboration term for up to two additional one-year
periods. Roche has the right to terminate the agreement, in whole or on a workstream-by-workstream
basis, upon a specified amount of notice to the Company. The Company or Roche may terminate the agreement if the other party fails to cure its material breach within a specified period after receiving notice of such breach.
Under the agreement, the Company received an upfront payment of $5.0 million as a technology access fee and is entitled to (i) payments of up to $1.0 million, in two tranches of $0.5 million, as reimbursement for the Company’s research costs; (ii) milestone payments of up to $7.0 million upon the achievement of specified development milestones; and (iii) annual maintenance fees ranging from $0.5 million to $0.9 million for each year following the fifth anniversary of the effective date, subject to specified prepayment discounts.

The Company assessed its accounting for the 2017 Roche Agreement under ASC 606 as the transactions underlying the agreement were deemed to be transactions with a customer. The Company identified the following promises under the 2017 Roche Agreement: (i) a non-exclusive
license granted to Roche to perform research related to and use of the Company’s Cell Squeeze technology for gene editing of immune cells; (ii) specified research and development services related to gene editing of immune cells through the research term; (iii) manufacturing activities to support the specified research plan; and (iv) participation on a joint research committee (“JRC”). The annual maintenance fees described above were determined by the Company to be optional renewal payments. The Company concluded that each of the promises under the agreement was not distinct from the other promises in the arrangement. The research license was determined to not be distinct from the research and manufacturing activities primarily as a result of Roche being unable to benefit on its own or with other resources reasonably available in the marketplace because the license to the Company’s intellectual property requires significant specialized capabilities in order to be further developed, the research services necessary to develop the product are highly specialized, and the Company’s proprietary Cell Squeeze technology is a key capability of that development. The research and manufacturing services were determined not to be distinct because the promise under the agreement is to complete research and development, inclusive of the manufacturing. In addition, the Company determined that the impact of participation on the JRC was insignificant and had an immaterial impact on the accounting model. As such, the Company concluded that the first three promises should be combined into a single performance obligation. Based on these assessments, the Company identified one distinct performance obligation at the outset of the 2017 Roche Agreement.
The Company recognizes revenue associated with the performance obligation as the research, development and manufacturing services are provided using an input method, based on the cumulative costs incurred compared to the total estimated costs expected to be incurred to satisfy the performance obligation. The transfer of control to the customer occurs over the time period that the research and development services are to be provided by the Company, and this cost-to-cost
method is, in management’s judgment, the best measure of progress towards satisfying the performance obligation. The amounts received from Roche that have not yet been recognized as revenue are deferred as a contract liability in the Company’s consolidated balance sheet and will be recognized over the remaining research and development period until the performance obligation is satisfied.
During the three and nine months ended September 30, 2020 and 2019, there were no significant changes in the total estimated costs expected to be incurred to satisfy the performance obligation under the 2017 Roche Agreement. The Company recognized revenue of $0.1 million during each of the three months ended September 30, 2020 and 2019 under the 2017 Roche Agreement. During the nine months ended September 30, 2020 and 2019, the Company recognized revenue of $0.4 million and $0.6 million, respectively, under the 2017 Roche Agreement. As of September 30, 2020, the Company recorded as a contract liability deferred revenue related to the 2017 Roche Agreement of $1.3 million, of which $0.6 million was a current liability. As of September 30, 2020, the research and development services related to the performance obligation were expected to be performed over a remaining period of approximately 1.8 years.
2018 License and Collaboration Agreement with Roche
In October 2018, the Company entered into a license and collaboration agreement with Roche (the “2018 Roche Agreement”) to jointly develop certain products based on mononuclear antigen presenting cells (“APCs”), including human papilloma virus (“HPV”), using the SQZ APC platform for the treatment of oncology indications. The Company granted Roche a non-exclusive
license to its intellectual property, and Roche granted the Company a non-exclusive
license to its and its affiliates’ intellectual property for the purpose of performing research activities. In connection with this agreement, the parties terminated an earlier agreement. The 2018 Roche Agreement has a term that extends until all royalty, profit-share and other payment obligations expire or have been satisfied. Roche has the right to terminate the 2018 Roche Agreement, in whole or on a product-by-product
basis, upon a specified amount of notice to the Company. The Company or Roche may terminate the agreement if the other party fails to cure its material breach within a specified period after receiving notice of such breach.

Under the 2018 Roche Agreement, Roche was granted option rights to obtain an exclusive license to develop APC products or products derived from the collaboration programs on a product-by-product
basis. These option rights are exercisable upon the achievement of clinical Phase 1 proof of concept and expire, if unexercised, as of a date specified in the agreement. In addition, Roche was granted an option right to obtain an exclusive license to develop a Tumor Cell Lysate (“TCL”) product. This option right is exercisable upon the achievement of clinical proof of concept and expires, if unexercised, as of a date specified in the agreement. For each of the APC products and TCL product, once Roche exercises its option and pays a specified incremental amount ranging from $15.0 million to $50.0 million for APC products and of $100.0 million for the TCL product, Roche will receive worldwide, exclusive commercialization rights for the licensed products, subject to the Company’s alternating option to retain U.S. APC commercialization rights. The Company will retain worldwide commercialization rights to any APC products or the TCL product for which Roche elects not to exercise its applicable option. For the first APC product that Roche exercises its option, Roche will receive worldwide, exclusive commercialization rights for the licensed product. On a product-by-product
basis for the APC products, after the first product option is exercised by Roche and for every other product for which Roche exercises its option, the Company will retain an option to obtain the exclusive commercialization rights in the United States. Upon exercise of the TCL option by Roche, (i) the Company will be entitled to receive the aforementioned milestone payment of $100.0 million and (ii) profits from the TCL product will be shared equally by the Company and Roche. Through December 31, 2019 and September 30, 2020, Roche had not exercised any of its options under the 2018 Roche Agreement.
Under the 2018 Roche Agreement, the Company received an upfront payment of $45.0 million and is eligible to receive (i) reimbursement of a mid double-digit percentage of its development costs; (ii) aggregate milestone payments on a product-by-product
basis of up to $1.6 billion upon the achievement of specified milestones, consisting of up to $217.0 million of development milestone payments, up to $240.0 million of regulatory milestone payments and up to $1.2 billion of sales milestone payments; and (iii) tiered royalties on annual net sales of APC and TCL products licensed under the agreement, as described below. The Company received the upfront payment of $45.0 million in October 2018 upon execution of the agreement. In addition, during the second quarter of 2019, the Company received a payment of $10.0 million following the achievement of the first development milestone under the 2018 Roche Agreement related to submission by the Company of preclinical data to the U.S. Food and Drug Administration (“FDA”), and during the first quarter of 2020, the Company received a payment of $20.0 million following the achievement of the second development milestone under the 2018 Roche Agreement related to first-patient dosing in a Phase 1 clinical trial.
Roche will pay tiered royalties based on annual net sales of APC and TCL products. If Roche exercises its option to obtain a license to commercialize an APC product, Roche will pay the Company tiered royalties on annual net sales of that licensed product at rates ranging from a mid single-digit percentage to a mid-teens
percentage, depending on net sales of the product. If the Company exercises its option to obtain a license to commercialize an APC product in the United States, it will pay Roche tiered royalties on annual net sales of that licensed product at rates ranging from a mid single-digit percentage to a mid-teens
percentage, depending on net sales of the product in the United States. For APC products selected by Roche, rather than mutually, Roche will pay the Company royalties on annual net sales of that licensed product at rates ranging from a mid single-digit percentage to a high single-digit percentage, depending on net sales of the product. For APC products that are selected mutually and for which the Company has not exercised its option to commercialize the product in the United States, Roche will pay the Company tiered royalties on annual net sales of that licensed product at a rate ranging from a high single-digit percentage to a mid-teens
percentage, depending on net sales of the product. For TCL products, Roche will pay the Company tiered royalties on the aggregate net sales of all TCL products at rates ranging from either a mid-single
digit percentage to a percentage in the low twenties, with the caveat that the rates for sales in the United States may instead range from a low-teens
percentage to a percentage in the mid twenties, depending on whether and when the Company opts out of sharing certain profits and costs of commercializing the TCL product in the United States with Roche.
The Company assessed its accounting for the 2018 Roche Agreement in accordance with ASC 606 and concluded that Roche is a customer prior to the exercise of any of its options under the agreement. The Company also identified the following promises under the 2018 Roche Agreement: (i) a non-exclusive
license granted to Roche to use the Company’s intellectual property and collaboration compounds to conduct research activities related to the research plans under the 2018 Roche Agreement; (ii) specified research and development services related to HPV through Phase 1 clinical trials under a specified research plan; (iii) manufacturing of the Company’s SQZ APC platform and equipment in order to support the HPV research plan; (iv) specified research and development services on next-generation APCs under a research plan; (v) specified research and development services on TCL under a research plan; and (vi) participation on a joint steering committee (“JSC”).
The Company concluded that, in the case of each performance obligation, the license to its intellectual property was not distinct as a result of Roche being unable to benefit from the license on its own or with other resources reasonably available in the marketplace because the license to its intellectual property requires significant specialized capabilities in order to be further developed. The Company concluded that the license to its intellectual property, research and development activities related to HPV, and manufacturing of the Company’s SQZ APC platform and equipment related to HPV were not distinct from each other because the research and manufacturing activities together customize and significantly modify the underlying technology. As such, the Company determined that each of these related promises under the agreement was not distinct from the others in this group and should be combined into a single performance obligation. The Company also concluded that the license to its intellectual property and the research and development activities on next-generation APCs were not distinct from each other because the research and development activities customize and significantly modify the underlying technology. As such, the Company determined that these related promises should be combined into a single performance obligation. Further, the Company concluded that the license to its intellectual property and the research and development activities on TCL were not distinct from each other because the research and development activities customize and significantly modify the underlying technology. As such, the Company determined that these related promises should be combined into a single performance obligation. The Company concluded that the three performance obligations were distinct from each other as they are separate programs and are unrelated. In addition, the Company determined that the impact of participation on the JSC was insignificant and had an immaterial impact on the accounting model.
Finally, the Company evaluated the option rights for licenses to develop, manufacture and commercialize the collaboration targets to determine whether these options provide Roche with any material rights for accounting purposes. The Company concluded that the option exercise prices were not below respective standalone selling prices, and, therefore, the options were marketing offers that do not provide material rights under ASC 606. Accordingly, the options were excluded as performance obligations at the outset of the 2018 Roche Agreement and will be accounted for as separate accounting contracts if and when each option exercise occurs.
Based on these assessments, the Company identified three performance obligations at the outset of the 2018 Roche Agreement: (1) the license to the Company’s intellectual property, the research and development activities related to HPV through Phase 1 clinical trials under a specified research plan, and the manufacturing of the Company’s SQZ APC platform and equipment in order to support the HPV research plan (the “first performance obligation”); (2) the license to the Company’s intellectual property and the research and development activities on next-generation APCs (the “second performance obligation”); and (3) the license to the Company’s intellectual property and the research and development activities on TCL (the “third performance obligation”).
As of entering into the 2018 Roche Agreement, the Company assessed whether the 2018 Roche Agreement was, for accounting purposes, a modification of the two prior Roche agreements or a separate contract and concluded that it was a modification of the 2015 Roche Agreement. At the termination of the 2015 Roche Agreement, all deliverables were submitted to Roche for review, and as such, the Company completed all of its obligations under the 2015 Roche Agreement. Because the obligations under the 2015 Roche Agreement were completed at its termination and all arrangement consideration had been recognized as revenue, the accounting treatment as a modification determined by the Company would result in the same measurement and recognition patterns as would a separate contract. Further, the Company concluded that the 2018 Roche Agreement was a separate contract from the 2017 Roche Agreement because (i) the Company contracted to provide distinct goods and services associated with its gene editing platform to discover new targets in cancer immunotherapy, (ii) the 2018 Roche Agreement and 2017 Roche Agreement were not negotiated together as a package with a single commercial objective and (iii) the amount of consideration paid under the 2018 Roche Agreement and 2017 Roche Agreement are not dependent on the price or performance under the other agreement. In addition, the Company determined that the upfront payment of $45.0 million as well as the reimbursable costs of $10.8 million estimated by the Company constituted the entirety of the consideration to be included in the transaction price. This transaction price of $55.8 million was initially allocated to the three performance obligations based on the relative standalone selling price of each obligation. The potential milestone payments that the Company may be eligible to receive were excluded from the transaction price at the outset of the arrangement because (i) all development and regulatory milestone payments did not meet the criteria for inclusion using the most-likely-amount method and (ii) the Company recognizes as revenue sales-based royalties and milestone payments at the later of the occurrence of the related sales or the date upon which the performance obligation has been satisfied because the Company believes that the license is the predominant item to which the royalties relate and has applied the sales-based royalty exception. The Company reevaluates the transaction price at the end of each reporting period and as uncertain events are resolved or other changes in circumstances occur, and, if necessary, the Company will adjust its estimate of the transaction price.

The Company determined the standalone selling price of each performance obligation under the 2018 Roche Agreement based on its estimate of its costs to be incurred to fulfil the research, development and manufacturing obligations associated with each of the three performance obligations, plus a reasonable margin.
During the first quarter of 2019, the Company became entitled to receive a payment of $10.0 million upon the achievement of the first development milestone under the 2018 Roche Agreement, which was related to submission by the Company of preclinical data to the FDA. The $10.0 million amount was added to the Company’s estimate of the transaction price as of the first quarter of 2019, when the Company determined that achievement of the milestone was “most likely” and that it was probable that a significant reversal in the amount of cumulative revenue recognized would not occur, and, as a result, the Company recorded a cumulative catch-up
adjustment to collaboration revenue of $1.1 million during the three months ended March 31, 2019 and the year ended December 31, 2019.
In October 2019, the Company received clearance from the FDA for its investigational new drug application (“IND”) for its lead clinical program under the 2018 Roche Agreement. As a result of this IND clearance and progress made toward beginning clinical trials, the Company concluded as of December 31, 2019 that the achievement in the first quarter of 2020 of a milestone resulting in receipt of a payment of $20.0 million due upon first-patient dosing in a Phase 1 clinical trial under the 2018 Roche Agreement was “most likely” and that it was probable that a significant reversal in the amount of cumulative revenue recognized would not occur. The Company therefore included the $20.0 million payment in the estimate of the transaction price for the 2018 Roche Agreement in the fourth quarter of 2019 and recorded a cumulative catch-up
adjustment to collaboration revenue of $5.0 million during the three months and year ended December 31, 2019. In March 2020, the Company received the $20.0 million milestone payment from Roche.
During the fourth quarter of 2019, the Company evaluated its overall program priorities and determined that in 2020 it would continue to focus its resources on progressing the specified APC programs related to the 2018 Roche Agreement as well as its Activating Antigen Carriers (“AAC”) and Tolerizing Antigen Carriers (“TAC”) platforms. As a result of its continuing focus on these specific programs, the Company reduced the level of priority of the TCL research activities under the 2018 Roche Agreement and expects to perform such TCL research activities over a longer time period than as originally expected under the specified research plan of the agreement. Consequently, in the fourth quarter of 2019, the Company reclassified $5.3 million of its current deferred revenue to non-current
deferred revenue in its consolidated balance sheet, and such non-current
deferred revenue will remain unrecognized as revenue until TCL research activities resume or the 2018 Roche Agreement is modified by the Company and Roche.

The Company separately recognizes revenue associated with each of the three performance obligations as the research, development and manufacturing services are provided using an input method, based on the cumulative costs incurred compared to the total estimated costs expected to be incurred to satisfy each performance obligation. The transfer of control to the customer occurs over the time period that the research and development services are to be provided by the Company, and this cost-to-cost
method is, in management’s judgment, the best measure of progress towards satisfying each performance obligation. The amounts received that have not yet been recognized as revenue are deferred as a contract liability in the Company’s consolidated balance sheet and will be recognized over the remaining research and development period until each performance obligation is satisfied.
During the three months ended September 30, 2020 and 2019 as well as the nine months ended September 30, 2020, there were no significant changes in the total estimated costs expected to be incurred to satisfy the performance obligations under the 2018 Roche Agreement. During the nine months ended September 30, 2019, the total estimated costs expected to be incurred to satisfy the performance obligations increased by $2.3 million. The Company recognized revenue of $6.0 million and $3.9 million during the three months ended September 30, 2020 and 2019, respectively, under the 2018 Roche Agreement. The Company recognized revenue of $18.1 million and $12.5 million during the nine months ended September 30, 2020 and 2019, respectively, under the 2018 Roche Agreement. As of September 30, 2020, the Company recorded as a contract liability deferred revenue related to the 2018 Roche Agreement of $46.4 million, of which $33.3 million was a current liability. As of September 30, 2020, the research and development services related to the performance obligations were expected to be performed over remaining periods ranging from 1.0 year to 1.3 years. As of December 31, 2019, the Company recorded as a contract liability deferred revenue related to the 2018 Roche Agreement of $38.7 million, of which $17.9 million was a current liability. As of December 31, 2019, the research and development services related to the first and second performance obligations were expected to be performed over remaining periods ranging from 1.8 years to 2.0 years.
As of September 30, 2020 and December 31, 2019, the expected remaining period of performance of the Company’s research and development services related to the third performance obligation was not determinable, and it will not become determinable until TCL research activities resume or the 2018 Roche Agreement is modified by the Company and Roche.
Contract Liability
The changes in the total contract liability (deferred revenue) balances related to the Company’s license and collaboration agreements with Roche were as follows (in thousands):

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
Balance at beginning of period	$51,917	$48,873	$40,453	$45,598
Deferral of revenue	1,891	1,255	25,746	13,555
Recognition of deferred revenue	(6,120)	(4,050)	(18,511)	(13,075)

Balance at end of period	$47,688	$46,078	$47,688	$46,078

14. License and Collaboration Agreements
2015 License and Collaboration Agreement with Roche
In December 2015, the Company entered into a license and collaboration agreement with
Hoffman-La
Roche Inc. and F. Hoffman La Roche Ltd. (together, “Roche”) (the “2015 Roche Agreement”). The agreement was intended to enable the parties to develop a cell therapy platform that would empower a patient’s own immune cells to fight a broad range of cancers. The Company granted Roche a non-exclusive
license to its intellectual property, and Roche granted the Company a non-exclusive
license to its and its affiliates’ intellectual property in order to conduct a specified research program in accordance with a specified research plan. In addition, the Company granted Roche an exclusive royalty-bearing right and license for specific product indications. The 2015 Roche Agreement also called for the Company to supply Roche with its technology and equipment necessary to meet the requirements of the agreement. As further described below, during the year ended December 31, 2018, in connection with entering into a new agreement with Roche in October 2018, the 2015 Roche Agreement was terminated.
The 2015 Roche Agreement provided that the parties would conduct a research program for a term of five years from the effective date of agreement. During the collaboration term, the parties agreed to a research cross-license where the two parties had certain exclusive and non-exclusive
rights and licenses solely to enable the other to perform the activities contemplated under the research plan. These activities were overseen by a joint research committee (“JRC”). In addition to the research program performed during the collaboration term, the 2015 Roche Agreement also outlined the rights and obligations related to the development and sale of the products and the related payments to be made in connection with those rights.
Under the 2015 Roche Agreement, the Company received a $12.0 million upfront payment from Roche. In addition, the Company was entitled to receive aggregate milestone payments of up to $486.0 million upon the achievement of specified milestones, which were not achieved. The Company received the upfront payment of $12.0 million in 2015. No other payments were due or received in connection with the 2015 Roche Agreement prior to its termination.
The Company evaluated the 2015 Roche Agreement under ASC 606 as the transactions underlying the agreement were considered transactions with a customer. The Company identified the following promises under the arrangement: (i) an exclusive license granted to develop, manufacture and commercialize the licensed product; (ii) research and development services through Phase 1 clinical studies related to the use of B Cells to treat cancer; (iii) manufacturing activities related to development supply of the licensed products; and (iv) participation on a JRC. The Company determined that each of the promises was not distinct from the other promises in the contract. The research license was determined to not be distinct from the research and manufacturing activities primarily as a result of Roche being unable to benefit on its own or with other resources reasonably available in the marketplace because the license to the Company’s intellectual property requires significant specialized capabilities in order to be further developed, the research services necessary to develop the product are highly specialized, and the Company’s proprietary Cell Squeeze technology is a key capability of that development. The research and manufacturing services were determined not to be distinct because they customize and significantly modify the underlying technology. In addition, the Company determined that the impact of participation on the JRC was insignificant and had an immaterial impact on the accounting model. As such, the Company determined that the first three promises should be combined into a single performance obligation. Based on these assessments, the Company identified one distinct performance obligation at the outset of the 2015 Roche Agreement.
Upon entering into the 2015 Roche Agreement, the Company determined that the upfront payment of $12.0 million constituted the entirety of the consideration to be included in the transaction price. The potential milestone payments that the Company may have been eligible to receive were initially excluded from the transaction price at the outset of the arrangement because (i) all development and regulatory milestone payments did not meet the criteria for inclusion using the most-likely-amount method and (ii) the Company recognizes as revenue sales-based royalties and milestone payments at the later of the occurrence of the related sales or the date upon which the performance obligation has been satisfied because the Company believes that the license is the predominant item to which the royalties relate and has applied the sales-based royalty exception. The Company reevaluated the transaction price at the end of each reporting period until the 2015 Roche Agreement was terminated. No adjustments were made to the transaction price from the inception of the 2015 Roche Agreement through its termination in October 2018.
The Company recognized revenue associated with the performance obligation as the research and development services were provided using an input method, based on the cumulative costs incurred compared to the total estimated costs that were expected to be incurred to satisfy the performance obligation. The transfer of control to the customer occurs over the time period that the research and development services were to be provided by the Company, and this cost-to-cost
method was, in management’s judgment, the best measure of progress towards satisfying the performance obligation. The amounts received from Roche that were not yet recognized as revenue were deferred as a contract liability in the Company’s consolidated balance sheet on that date and were recognized over the remaining research and development period as the performance obligation was satisfied.
During the year ended December 31, 2018, the Company recognized revenue of $5.3 million under the 2015 Roche Agreement. The Company had completed its required obligations as of the termination of this agreement, and all revenue related to the 2015 Roche Agreement was fully recognized as of December 31, 2018 using an input method.
2017 License and Collaboration Agreement with Roche
In April 2017, the Company entered into a second license and collaboration agreement with Roche (the “2017 Roche Agreement”) to allow Roche to use the Company’s Cell Squeeze technology to enable gene editing of immune cells to discover new targets in cancer immunotherapy. The 2017 Roche Agreement includes several licenses granted by Roche to the Company and by the Company to Roche in order to conduct a specified research program in accordance with a specified research plan. The 2017 Roche Agreement has a term that ends upon the earlier to occur of (i) the completion of all work under the research plan or (ii) two years after the effective date of the agreement. The collaboration term is subject to Roche’s right to extend the collaboration term for up to two additional one-year
periods. Roche has the right to terminate the agreement, in whole or on a workstream-by-workstream
basis, upon a specified amount of notice to the Company. The Company or Roche may terminate the agreement if the other party fails to cure its material breach within a specified period after receiving notice of such breach.
Under the agreement, the Company received an upfront payment of $5.0 million as a technology access fee and is entitled to (i) payments of up to $1.0 million, in two tranches of $0.5 million, as reimbursement for the Company’s research costs; (ii) milestone payments of up to $7.0 million upon the achievement of specified development milestones; and (iii) annual maintenance fees ranging from $0.5 million to $0.9 million for each year following the fifth anniversary of the effective date, subject to specified prepayment discounts.
The Company assessed its accounting for the 2017 Roche Agreement under ASC 606 as the transactions underlying the agreement were deemed to be transactions with a customer. The Company identified the following promises under the 2017 Roche Agreement: (i) a non-exclusive
license granted to Roche to perform research related to and use the Company’s Cell Squeeze technology for gene editing of immune cells; (ii) specified research and development services related to gene editing of immune cells through the research term; (iii) manufacturing activities to support the specified research plan; and (iv) participation on a JRC. The annual maintenance fees described above were determined by the Company to be optional renewal payments. The Company concluded that each of the promises under the agreement was not distinct from the other promises in the arrangement. The research license was determined to not be distinct from the research and manufacturing activities primarily as a result of Roche being unable to benefit on its own or with other resources reasonably available in the marketplace because the license to the Company’s intellectual property requires significant specialized capabilities in order to be further developed, the research services necessary to develop the product are highly specialized, and the Company’s proprietary Cell Squeeze technology is a key capability of that development. The research and manufacturing services were determined not to be distinct because the promise under the agreement is to complete research and development, inclusive of the manufacturing. In addition, the Company determined that the impact of participation on the JRC was insignificant and had an immaterial impact on the accounting model. As such, the Company concluded that the first three promises should be combined into a single performance obligation. Based on these assessments, the Company identified one distinct performance obligation at the outset of the 2017 Roche Agreement.
As of entering into the 2017 Roche Agreement, the Company assessed whether the 2017 Roche Agreement was, for accounting purposes, a modification of the 2015 Roche Agreement or a separate contract and concluded that it was a separate contract because (i) the programs under the 2017 Roche Agreement were entirely new and distinct and are separate from programs under the 2015 Roche Agreement, (ii) the 2017 Roche Agreement and 2015 Roche Agreement were not negotiated together as a package with a single commercial objective and (iii) the amount of consideration paid under the 2017 Roche Agreement and 2015 Roche Agreement are not dependent on the price or performance under the other agreement. In addition, the Company determined that the upfront payment of $5.0 million as well as the expected reimbursable costs of $1.0 million constituted the entirety of the consideration to be included in the transaction price. The potential milestone payments that the Company may be eligible to receive were initially excluded from the transaction price of the arrangement as all development milestone payments did not meet the criteria for inclusion using the most-likely-amount method. The Company reevaluates the transaction price at the end of each reporting period and as uncertain events are resolved or other changes in circumstances occur, and, if necessary, the Company will adjust its estimate of the transaction price. The Company received the upfront payment of $5.0 million in April 2017 upon execution of the agreement. The Company also received the payments of $0.5 million in each of 2017 and 2018 related to its reimbursable research costs. In addition, during the third quarter of 2018, the Company received a payment of $2.0 million following the achievement of the first development milestone under the agreement related to Roche’s validation of preclinical proof of concept. This amount was added to the Company’s estimate of the transaction price as of the second quarter of 2018, when the Company determined that achievement of the milestone was “most likely” and that it was probable that a significant reversal in the amount of cumulative revenue recognized would not occur, and as a result, the Company recorded a cumulative catch-up
adjustment to collaboration revenue of $1.1 million during the year ended December 31, 2018.
The Company recognizes revenue associated with the performance obligation as the research, development and manufacturing services are provided using an input method, based on the cumulative costs incurred compared to the total estimated costs expected to be incurred to satisfy the performance obligation. The transfer of control to the customer occurs over the time period that the research and development services are to be provided by the Company, and this cost-to-cost
method is, in management’s judgment, the best measure of progress towards satisfying the performance obligation. The amounts received from Roche that have not yet been recognized as revenue are deferred as a contract liability in the Company’s consolidated balance sheet and will be recognized over the remaining research and development period until the performance obligation is satisfied.
During the years ended December 31, 2018 and 2019, there were no significant changes in the total estimated costs expected to be incurred to satisfy the performance obligation under the 2017 Roche Agreement and the Company recognized revenue of $3.6 million and $0.7 million, respectively, under the 2017 Roche Agreement. As of December 31, 2018 and 2019, the Company recorded as a contract liability deferred revenue related to the 2017 Roche Agreement of $2.4 million and $1.7 million, respectively, of which $0.9 million and $0.7 million, respectively, were current liabilities. As of December 31, 2018 and 2019, the research and development services related to the performance obligation were expected to be performed over a remaining period of approximately 3.5 years and 2.5 years, respectively.
2018 License and Collaboration Agreement with Roche
In October 2018, the Company entered into a third license and collaboration agreement with Roche (the “2018 Roche Agreement”) to jointly develop certain products based on mononuclear antigen presenting cells (“APCs”), including human papilloma virus (“HPV”), using the SQZ APC platform for the treatment of oncology indications. The Company granted Roche a non-exclusive
license to its intellectual property, and Roche granted the Company a non-exclusive
license to its and its affiliates’ intellectual property for the purpose of performing research activities. In connection with this agreement, the parties terminated the 2015 Roche Agreement described above. The 2018 Roche Agreement has a term that extends until all royalty, profit-share and other payment obligations expire or have been satisfied. Roche has the right to terminate the 2018 Roche Agreement, in whole or on a product-by-product
basis, upon a specified amount of notice to the Company. The Company or Roche may terminate the agreement if the other party fails to cure its material breach within a specified period after receiving notice of such breach.
Under the 2018 Roche Agreement, Roche was granted option rights to obtain an exclusive license to develop APC products or products derived from the collaboration programs on a product-by-product
basis. These option rights are exercisable upon the achievement of clinical Phase 1 proof of concept and expire, if unexercised, as of a date specified in the agreement. In addition, Roche was granted an option right to obtain an exclusive license to develop a Tumor Cell Lysate (“TCL”) product. This option right is exercisable upon the achievement of clinical proof of concept and expires, if unexercised, as of a date specified in the agreement. For each of the APC products and TCL product, once Roche exercises its option and pays a specified incremental amount ranging from $15.0 million to $50.0 million for APC products and of $100.0 million for the TCL product, Roche will receive worldwide, exclusive commercialization rights for the licensed products, subject to the Company’s alternating option to retain U.S. APC commercialization rights. The Company will retain worldwide commercialization rights to any APC products or the TCL product for which Roche elects not to exercise its applicable option. For the first APC product that Roche exercises its option, Roche will receive worldwide, exclusive commercialization rights for the licensed product. On a product-by-product
basis for the APC products, after the first product option is exercised by Roche and for every other product for which Roche exercises its option, the Company will retain an option to obtain the exclusive commercialization rights in the United States. Upon exercise of the TCL option by Roche, (i) the Company will be entitled to receive the aforementioned milestone payment of $100.0 million and (ii) profits from the TCL product will be shared equally by the Company and Roche. Through December 31, 2019, Roche had not exercised any of its options under the 2018 Roche Agreement.

Under the 2018 Roche Agreement, the Company received an upfront payment of $45.0 million and is eligible to receive (i) reimbursement of a mid double-digit percentage of its development costs; (ii) aggregate milestone payments on a product-by-product
basis of up to $1.6 billion upon the achievement of specified milestones, consisting of up to $217.0 million of development milestone payments, up to $240.0 million of regulatory milestone payments and up to $1.2 billion of sales milestone payments; and (iii) tiered royalties on annual net sales of APC and TCL products licensed under the agreement, as described below. The Company received the upfront payment of $45.0 million in October 2018 upon execution of the agreement. In addition, during the second quarter of 2019, the Company received a payment of $10.0 million following the achievement of the first development milestone under the 2018 Roche Agreement related to submission by the Company of preclinical data to the U.S. Food and Drug Administration (“FDA”), and during the first quarter of 2020, the Company received a payment of $20.0 million following the achievement of the second development milestone under the 2018 Roche Agreement related to first-patient dosing in a Phase 1 clinical trial.
Roche will pay tiered royalties based on annual net sales of APC and TCL products. If Roche exercises its option to obtain a license to commercialize an APC product, Roche will pay the Company tiered royalties on annual net sales of that licensed product at rates ranging from a mid single-digit percentage to a mid-teens
percentage, depending on net sales of the product. If the Company exercises its option to obtain a license to develop an APC product in the United States, it will pay Roche tiered royalties on annual net sales of that licensed product at rates ranging from a mid single-digit percentage to a mid-teens
percentage, depending on net sales of the product in the United States. For APC products selected by Roche, rather than mutually, Roche will pay the Company royalties on annual net sales of that licensed product at rates ranging from a mid single-digit percentage to a high single-digit percentage, depending on net sales of the product. For APC products that are selected either mutually or by the Company, with respect to which Roche does not exercise its option for a license, Roche will pay the Company tiered royalties on annual net sales of that licensed product at a rate ranging from a high single-digit percentage to a mid-teens
percentage, depending on net sales of the product. For TCL products, Roche will pay the Company tiered royalties on the aggregate net sales of all TCL products at rates ranging from either a mid-single
digit percentage to a percentage in the low twenties, with the caveat that the rates for sales in the United States may instead range from a low-teens
percentage to a percentage in the mid twenties, depending on whether and when the Company opts out of sharing certain profits and costs of commercializing the TCL product in the United States with Roche.

The Company assessed its accounting for the 2018 Roche Agreement in accordance with ASC 606 and concluded that Roche is a customer prior to the exercise of any of its options under the agreement. The Company also identified the following promises under the 2018 Roche Agreement: (i) a non-exclusive
license granted to Roche to use the Company’s intellectual property and collaboration compounds to conduct research activities related to the research plans under the 2018 Roche Agreement; (ii) specified research and development services related to HPV through Phase 1 clinical trials under a specified research plan; (iii) manufacturing of the Company’s SQZ APC platform and equipment in order to support the HPV research plan; (iv) specified research and development services on next-generation APCs under a research plan; (v) specified research and development services on TCL under a research plan; and (vi) participation on a joint steering committee (“JSC”).
The Company concluded that, in the case of each performance obligation, the license to its intellectual property was not distinct as a result of Roche being unable to benefit from the license on its own or with other resources reasonably available in the marketplace because the license to its intellectual property requires significant specialized capabilities in order to be further developed. The Company concluded that the license to its intellectual property, research and development activities related to HPV, and manufacturing of the Company’s SQZ APC platform and equipment related to HPV were not distinct from each other because the research and manufacturing activities together customize and significantly modify the underlying technology. As such, the Company determined that each of these related promises under the agreement was not distinct from the others in this group and should be combined into a single performance obligation. The Company also concluded that the license to its intellectual property and the research and development activities on next-generation APCs were not distinct from each other because the research and development activities customize and significantly modify the underlying technology. As such, the Company determined that these related promises should be combined into a single performance obligation. Further, the Company concluded that the license to its intellectual property and the research and development activities on TCL were not distinct from each other because the research and development activities customize and significantly modify the underlying technology. As such, the Company determined that these related promises should be combined into a single performance obligation. The Company concluded that the three performance obligations were distinct from each other as they are separate programs and are unrelated. In addition, the Company determined that the impact of participation on the JSC was insignificant and had an immaterial impact on the accounting model.
Finally, the Company evaluated the option rights for licenses to develop, manufacture and commercialize the collaboration targets to determine whether these options provide Roche with any material rights for accounting purposes. The Company concluded that the option exercise prices were not below respective standalone selling prices, and, therefore, the options were marketing offers that do not provide material rights under ASC 606. Accordingly, the options were excluded as performance obligations at the outset of the 2018 Roche Agreement and will be accounted for as separate accounting contracts if and when each option exercise occurs.
Based on these assessments, the Company identified three performance obligations at the outset of the 2018 Roche Agreement: (1) the license to the Company’s intellectual property, the research and development activities related to HPV through Phase 1 clinical trials under a specified research plan, and the manufacturing of the Company’s SQZ APC platform and equipment in order to support the HPV research plan (the “first performance obligation”); (2) the license to the Company’s intellectual property and the research and development activities on next-generation APCs (the “second performance obligation”); and (3) the license to the Company’s intellectual property and the research and development activities on TCL (the “third performance obligation”).
As of entering into the 2018 Roche Agreement, the Company assessed whether the 2018 Roche Agreement was, for accounting purposes, a modification of the two prior Roche agreements or a separate contract and concluded that it was a modification of the 2015 Roche Agreement. At the termination of the 2015 Roche Agreement, all deliverables were submitted to Roche for review, and as such, the Company completed all of its obligations under the 2015 Roche Agreement. Because the obligations under the 2015 Roche Agreement were completed at its termination and all arrangement consideration had been recognized as revenue, the accounting treatment as a modification determined by the Company would result in the same measurement and recognition patterns as would a separate contract. Further, the Company concluded that the 2018 Roche Agreement was a separate contract from the 2017 Roche Agreement because (i) the Company contracted to provide distinct goods and services associated with its gene editing platform to discover new targets in cancer immunotherapy, (ii) the 2018 Roche Agreement and 2017 Roche Agreement were not negotiated together as a package with a single commercial objective and (iii) the amount of consideration paid under the 2018 Roche Agreement and 2017 Roche Agreement are not dependent on the price or performance under the other agreement. In addition, the Company determined that the upfront payment of $45.0 million as well as the reimbursable costs of $10.8 million estimated by the Company constituted the entirety of the consideration to be included in the transaction price. This transaction price of $55.8 million was initially allocated to the three performance obligations based on the relative standalone selling price of each obligation. The potential milestone payments that the Company may be eligible to receive were excluded from the transaction price at the outset of the arrangement because (i) all development and regulatory milestone payments did not meet the criteria for inclusion using the most-likely-amount method and (ii) the Company recognizes as revenue sales-based royalties and milestone payments at the later of the occurrence of the related sales or the date upon which the performance obligation has been satisfied because the Company believes that the license is the predominant item to which the royalties relate and has applied the sales-based royalty exception. The Company reevaluates the transaction price at the end of each reporting period and as uncertain events are resolved or other changes in circumstances occur, and, if necessary, the Company will adjust its estimate of the transaction price.
The Company determined the standalone selling price of each performance obligation under the 2018 Roche Agreement based on its estimate of its costs to be incurred to fulfil the research, development and manufacturing obligations associated with each of the three performance obligations, plus a reasonable margin.

During the first quarter of 2019, the Company became entitled to receive a payment of $10.0 million upon the achievement of the first development milestone under the 2018 Roche Agreement, which was related to submission by the Company of preclinical data to the FDA. The $10.0 million amount was added to the Company’s estimate of the transaction price as of the first quarter of 2019, when the Company determined that achievement of the milestone was “most likely” and that it was probable that a significant reversal in the amount of cumulative revenue recognized would not occur, and, as a result, the Company recorded a cumulative catch-up
adjustment to collaboration revenue of $1.1 million during the three months ended March 31, 2019 (unaudited) and the year ended December 31, 2019.
In October 2019, the Company received clearance from the FDA for its investigational new drug application (“IND”) for its lead clinical program under the 2018 Roche Agreement. As a result of this IND clearance and progress made toward beginning clinical trials, the Company concluded as of December 31, 2019 that the achievement in the first quarter of 2020 of a milestone resulting in receipt of a payment of $20.0 million due upon first-patient dosing in a Phase 1 clinical trial under the 2018 Roche Agreement was “most likely” and that it was probable that a significant reversal in the amount of cumulative revenue recognized would not occur. The Company therefore included the $20.0 million payment in the estimate of the transaction price for the 2018 Roche Agreement in the fourth quarter of 2019 and recorded a cumulative catch-up
adjustment to collaboration revenue of $5.0 million during the three months and year ended December 31, 2019. In March 2020, the Company received the $20.0 million milestone payment from Roche.
During the fourth quarter of 2019, the Company evaluated its overall program priorities and determined that in 2020 it would continue to focus its resources on progressing the specified APC programs related to the 2018 Roche Agreement as well as its Activating Antigen Carriers (“AAC”) and Tolerizing Antigen Carriers (“TAC”) platforms. As a result of its continuing focus on these specific programs, the Company reduced the level of priority of the TCL research activities under the 2018 Roche Agreement and expects to perform such TCL research activities over a longer time period than as originally expected under the specified research plan of the agreement. Consequently, in the fourth quarter of 2019, the Company reclassified $5.3 million of its current deferred revenue to non-current
deferred revenue in its consolidated balance sheet, and such non-current
deferred revenue will remain unrecognized as revenue until TCL research activities resume or the 2018 Roche Agreement is modified by the Company and Roche.
The Company separately recognizes revenue associated with each of the three performance obligations as the research, development and manufacturing services are provided using an input method, based on the cumulative costs incurred compared to the total estimated costs expected to be incurred to satisfy each performance obligation. The transfer of control to the customer occurs over the time period that the research and development services are to be provided by the Company, and this cost-to-cost
method is, in management’s judgment, the best measure of progress towards satisfying each performance obligation. The amounts received that have not yet been recognized as revenue are deferred as a contract liability in the Company’s consolidated balance sheet and will be recognized over the remaining research and development period until each performance obligation is satisfied.
During the year ended December 31, 2018, there were no significant changes in the total estimated costs expected to be incurred to satisfy the performance obligations under the 2018 Roche Agreement. During the year ended December 31, 2019, the total estimated costs expected to be incurred to satisfy the performance obligations increased by $21.0 million. The Company recognized revenue of $2.7 million and $18.6 million during the years ended December 31, 2018 and 2019, respectively, under the 2018 Roche Agreement. As of December 31, 2018, the Company recorded as a contract liability deferred revenue related to the 2018 Roche Agreement of $43.2 million, of which $15.7 million was a current liability. As of December 31, 2018, the research and development services related to the performance obligations were expected to be performed over remaining periods ranging from 2.8 years to 3.0 years. As of December 31, 2019, the Company recorded as a contract liability deferred revenue related to the 2018 Roche Agreement of $38.7 million, of which $17.9 million was a current liability. As of December 31, 2019, the research and development services related to the first and second performance obligations were expected to be performed over remaining periods ranging from 1.8 years to 2.0 years.

As of December 31, 2019, the expected remaining period of performance of the Company’s research and development services related to the third performance obligation was not determinable, and it will not become determinable until TCL research activities resume or the 2018 Roche Agreement is modified by the Company and Roche.
Contract Liability
The changes in the total contract liability (deferred revenue) balances related to the Company’s license and collaboration agreements with Roche were as follows (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019

Balance at beginning of period	$8,773	$45,598
Deferral of revenue	48,364	14,173
Recognition of deferred revenue	(11,539)	(19,318)

Balance at end of period	$45,598	$40,453

During the years ended December 31, 2018 and 2019, the Company recognized revenue of $7.5 million and $10.1 million, respectively, related to deferred revenue that was recorded as a contract liability at the beginning of each respective year.